UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Craun
Title:     Principal
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Tony Craun     Palo Alto, CA     February 17, 2012



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $164,965 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     1946    23805 SH       Sole                    22765              1040
AT&T Inc                       COM              00206R102     2140    70767 SH       Sole                    67819              2948
Abbott Labs                    COM              002824100     2099    37320 SH       Sole                    35185              2135
Activision Inc.                COM              00507V109     1960   159110 SH       Sole                   152130              6980
Amazon.com Inc                 COM              023135106     1513     8738 SH       Sole                     8413               325
Apple                          COM              037833100     2031     5016 SH       Sole                     4816               200
Applied Materials              COM              038222105     1731   161590 SH       Sole                   155565              6025
BHP Billiton Ltd.              COM              088606108     1722    24380 SH       Sole                    23310              1070
CME Group Inc Com              COM              12572Q105     1565     6424 SH       Sole                     6129               295
Cardinal Health Inc            COM              14149Y108     1825    44940 SH       Sole                    42985              1955
Caterpillar                    COM              149123101     1830    20195 SH       Sole                    19245               950
Charles Schwab New             COM              808513105     1593   141505 SH       Sole                   135565              5940
ChevronTexaco Corp             COM              166764100     2644    24851 SH       Sole                    22481              2370
Coca Cola                      COM              191216100     2061    29455 SH       Sole                    28170              1285
E.I. du Pont de Nemours and Co COM              263534109     2019    44095 SH       Sole                    42280              1815
EMC Corp                       COM              268648102     1881    87335 SH       Sole                    83880              3455
Exxon Mobil Corporation        COM              30231G102     2601    30684 SH       Sole                    29569              1115
General Electric               COM              369604103     2096   117042 SH       Sole                   112147              4895
General Mills Inc              COM              370334104     1999    49465 SH       Sole                    47565              1900
Google Inc Cl-A                COM              38259P508     2156     3338 SH       Sole                     3228               110
Heinz H J                      COM              423074103     2037    37692 SH       Sole                    35972              1720
Intel                          COM              458140100     2081    85804 SH       Sole                    82009              3795
International Business Machine COM              459200101     2480    13485 SH       Sole                    12825               660
J P Morgan Chase & Co.         COM              46625H100     1769    53216 SH       Sole                    50866              2350
Johnson & Johnson              COM              478160104     2020    30808 SH       Sole                    29139              1669
Microsoft                      COM              594918104     1984    76423 SH       Sole                    73848              2575
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Nike                           COM              654106103     1979    20540 SH       Sole                    19540              1000
Pepsico                        COM              713448108     2058    31020 SH       Sole                    28639              2381
Petroleo Brasileiro S.A. - ADR COM              71654v101     1530    65141 SH       Sole                    62291              2850
Procter & Gamble               COM              742718109     2162    32408 SH       Sole                    30626              1782
Qualcomm Inc                   COM              747525103     2074    37911 SH       Sole                    36371              1540
Schlumberger                   COM              806857108     1565    22915 SH       Sole                    22060               855
Southwestern Energy Co         COM              845467109     1363    42673 SH       Sole                    41083              1590
Starwood Hotels & Resorts Worl COM              85590a401     1931    40264 SH       Sole                    38364              1900
Target Corporation             COM              87612E106     1792    34990 SH       Sole                    33615              1375
Teva Pharmaceutical - SP ADR   COM              881624209     1856    45985 SH       Sole                    43820              2165
Texas Instruments              COM              882508104     1749    60092 SH       Sole                    60092
United Parcel Service CL B     COM              911312106     2059    28130 SH       Sole                    26665              1465
United Technologies            COM              913017109      269     3676 SH       Sole                     3676
Visa Corp                      COM              92826c839     2073    20413 SH       Sole                    19528               885
Walt Disney                    COM              254687106     1917    51116 SH       Sole                    48776              2340
Wells Fargo                    COM              949746101     1939    70365 SH       Sole                    66880              3485
Health Care Select Sector      ETF              81369y209      441    12700 SH       Sole                    12700
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107     8092    50738 SH       Sole                    47418              3320
Technology Select Sector SPDR  ETF              81369y803    10278   403870 SH       Sole                   387195             16675
Vanguard Pacific Stock ETF     ETF              922042866    11257   236531 SH       Sole                   231401              5130
iShares MSCI Japan Index Fd    ETF              464286848     5842   641261 SH       Sole                   599126             42135
                                                                40     4400 SH       Other                    4400
iShares Russell 1000 Growth In ETF              464287614    22209   384302 SH       Sole                   367882             16420
                                                                35      600 SH       Other                     600
iShares Russell 2000 Growth In ETF              464287648     1827    21690 SH       Sole                    21690
iShares S&P Midcap 400/Growth  ETF              464287606    10909   110495 SH       Sole                   105880              4615
iShares Tr S&P Midcap 400      ETF              464287507    13936   159071 SH       Sole                   154061              5010